Note 8 - Commitments and Contingent Liabilities	12 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
(
8
) Commitments and Contingent Liabilities

 Operating Leases

The Company has
a non-cancellable operating lease for its corporate headquarters in Alpharetta, Georgia that expires in
February 2021.
The lease includes an escalating base rent schedule and
a tenant incentive towards leasehold improvements of approximately
$0.1
million which are being recognized as a reduction in rent expense on a straight line basis over the term of the lease. Future minimum lease payments, in millions, under non-cancellable operating leases (with initial or remaining lease terms in excess of one
year) as of
June
30,
2017
are (in millions):

201 8	$0.3
201 9	0.3
20 20	0.3
Thereafter	0.2

Total minimum lease payments	$1.1

Rent expense
was
$0.3
million and $
0.2
million for the fiscal years ended
June
30,
2017
and
2016,
respectively.